Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN TRUSTS
Entity Central Index Key	0000032339
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000032303
Shareholder Report [Line Items]
Fund Name	Elfun Trusts
Trading Symbol	ELFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun Trusts (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Trusts	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18% [1]
AssetsNet	$ 4,379,882,991
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$4,379,882,991 Number of Portfolio Holdings45 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	16.1%
Software	14.5%
Interactive Media & Services	10.4%
Broadline Retail	5.6%
Technology Hardware, Storage & Peripherals	5.5%
Banks	4.5%
Pharmaceuticals	4.2%
Electrical Equipment	3.9%
Capital Markets	3.3%
Financial Services	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	9.3%
Microsoft Corp.	8.9%
Amazon.com, Inc.	5.6%
Apple, Inc.	5.5%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	3.9%
Alphabet, Inc., Class C	3.2%
JPMorgan Chase & Co.	2.6%
Visa, Inc., Class A	2.3%
Alphabet, Inc., Class A	2.2%

[1]	Annualized.